S-K 1602(c) Dilution	Jun. 30, 2025 USD ($) $ / shares shares
No Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.43)
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.59
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.41
Net Tangible Book Value | $	$ (624,323)
Net Tangible Book Value Adjusted | $	$ 49,876,338
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	6,575,000
No Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.43)
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.02
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.98
Net Tangible Book Value | $	$ (624,323)
Net Tangible Book Value Adjusted | $	$ 37,376,338
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	5,325,000
No Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.43)
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.1
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.9
Net Tangible Book Value | $	$ (624,323)
Net Tangible Book Value Adjusted | $	$ 24,876,338
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	4,075,000
No Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.43)
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.38
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 5.62
Net Tangible Book Value | $	$ (624,323)
Net Tangible Book Value Adjusted | $	$ 12,376,338
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	2,825,000
No Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.43)
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.4
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 7.6
Net Tangible Book Value | $	$ (624,323)
Net Tangible Book Value Adjusted | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	2,087,366
No Over- Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 8.02
No Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.45
No Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.53
No Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.81
No Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.83
No Over- Allotment [Member] | Net proceeds from this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ 48,750,000
No Over- Allotment [Member] | Net proceeds from this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	48,750,000
No Over- Allotment [Member] | Net proceeds from this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	48,750,000
No Over- Allotment [Member] | Net proceeds from this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	48,750,000
No Over- Allotment [Member] | Net proceeds from this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	48,750,000
No Over- Allotment [Member] | Net proceeds from the sale of private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	1,750,000
No Over- Allotment [Member] | Net proceeds from the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	1,750,000
No Over- Allotment [Member] | Net proceeds from the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	1,750,000
No Over- Allotment [Member] | Net proceeds from the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	1,750,000
No Over- Allotment [Member] | Net proceeds from the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	1,750,000
No Over- Allotment [Member] | Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	161,610
No Over- Allotment [Member] | Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	161,610
No Over- Allotment [Member] | Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	161,610
No Over- Allotment [Member] | Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	161,610
No Over- Allotment [Member] | Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	161,610
No Over- Allotment [Member] | Less: Over-allotment liabilities [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(160,949)
No Over- Allotment [Member] | Less: Over-allotment liabilities [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(160,949)
No Over- Allotment [Member] | Less: Over-allotment liabilities [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(160,949)
No Over- Allotment [Member] | Less: Over-allotment liabilities [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(160,949)
No Over- Allotment [Member] | Less: Over-allotment liabilities [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(160,949)
No Over- Allotment [Member] | Less: Proceeds held in trust subject to redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
No Over- Allotment [Member] | Less: Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(12,500,000)
No Over- Allotment [Member] | Less: Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(25,000,000)
No Over- Allotment [Member] | Less: Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(37,500,000)
No Over- Allotment [Member] | Less: Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ (44,876,337)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(187,500)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(187,500)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(187,500)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(187,500)
No Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(187,500)
No Over- Allotment [Member] | Ordinary shares included in the public units offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	5,000,000
No Over- Allotment [Member] | Ordinary shares included in the public units offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	5,000,000
No Over- Allotment [Member] | Ordinary shares included in the public units offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	5,000,000
No Over- Allotment [Member] | Ordinary shares included in the public units offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	5,000,000
No Over- Allotment [Member] | Ordinary shares included in the public units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	5,000,000
No Over- Allotment [Member] | Ordinary shares included in the private units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	175,000
No Over- Allotment [Member] | Ordinary shares included in the private units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	175,000
No Over- Allotment [Member] | Ordinary shares included in the private units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	175,000
No Over- Allotment [Member] | Ordinary shares included in the private units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	175,000
No Over- Allotment [Member] | Ordinary shares included in the private units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	175,000
No Over- Allotment [Member] | Representative shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	150,000
No Over- Allotment [Member] | Representative shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	150,000
No Over- Allotment [Member] | Representative shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	150,000
No Over- Allotment [Member] | Representative shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	150,000
No Over- Allotment [Member] | Representative shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	150,000
No Over- Allotment [Member] | Less: Ordinary shares subject to redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares
No Over- Allotment [Member] | Less: Ordinary shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(1,250,000)
No Over- Allotment [Member] | Less: Ordinary shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(2,500,000)
No Over- Allotment [Member] | Less: Ordinary shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(3,750,000)
No Over- Allotment [Member] | Less: Ordinary shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(4,487,634)
Full Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.43)
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.62
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.38
Net Tangible Book Value | $	$ (624,323)
Net Tangible Book Value Adjusted | $	$ 57,537,287
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	7,546,250
Full Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.43)
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.07
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.93
Net Tangible Book Value | $	$ (624,323)
Net Tangible Book Value Adjusted | $	$ 43,162,287
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	6,108,750
Full Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.43)
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.16
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.84
Net Tangible Book Value | $	$ (624,323)
Net Tangible Book Value Adjusted | $	$ 28,787,287
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	4,671,250
Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.43)
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.46
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 5.54
Net Tangible Book Value | $	$ (624,323)
Net Tangible Book Value Adjusted | $	$ 14,412,287
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	3,233,750
Full Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.43)
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.18
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 7.82
Net Tangible Book Value | $	$ (624,323)
Net Tangible Book Value Adjusted | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	2,292,521
Full Over- Allotment [Member] | Public Units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 8.05
Full Over- Allotment [Member] | Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.5
Full Over- Allotment [Member] | Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.59
Full Over- Allotment [Member] | Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.89
Full Over- Allotment [Member] | Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.61
Full Over- Allotment [Member] | Net proceeds from this offering [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ 56,137,500
Full Over- Allotment [Member] | Net proceeds from this offering [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	56,137,500
Full Over- Allotment [Member] | Net proceeds from this offering [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	56,137,500
Full Over- Allotment [Member] | Net proceeds from this offering [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	56,137,500
Full Over- Allotment [Member] | Net proceeds from this offering [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	56,137,500
Full Over- Allotment [Member] | Net proceeds from the sale of private placement units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	1,862,500
Full Over- Allotment [Member] | Net proceeds from the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	1,862,500
Full Over- Allotment [Member] | Net proceeds from the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	1,862,500
Full Over- Allotment [Member] | Net proceeds from the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	1,862,500
Full Over- Allotment [Member] | Net proceeds from the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	1,862,500
Full Over- Allotment [Member] | Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	161,610
Full Over- Allotment [Member] | Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	161,610
Full Over- Allotment [Member] | Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	161,610
Full Over- Allotment [Member] | Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	161,610
Full Over- Allotment [Member] | Plus: Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	161,610
Full Over- Allotment [Member] | Less: Over-allotment liabilities [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- Allotment [Member] | Less: Over-allotment liabilities [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- Allotment [Member] | Less: Over-allotment liabilities [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- Allotment [Member] | Less: Over-allotment liabilities [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- Allotment [Member] | Less: Over-allotment liabilities [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- Allotment [Member] | Less: Proceeds held in trust subject to redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $
Full Over- Allotment [Member] | Less: Proceeds held in trust subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(14,375,000)
Full Over- Allotment [Member] | Less: Proceeds held in trust subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(28,750,000)
Full Over- Allotment [Member] | Less: Proceeds held in trust subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	(43,125,000)
Full Over- Allotment [Member] | Less: Proceeds held in trust subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted | $	$ (52,537,286)
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares
Full Over- Allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares
Full Over- Allotment [Member] | Ordinary shares included in the public units offered [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	5,750,000
Full Over- Allotment [Member] | Ordinary shares included in the public units offered [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	5,750,000
Full Over- Allotment [Member] | Ordinary shares included in the public units offered [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	5,750,000
Full Over- Allotment [Member] | Ordinary shares included in the public units offered [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	5,750,000
Full Over- Allotment [Member] | Ordinary shares included in the public units offered [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	5,750,000
Full Over- Allotment [Member] | Ordinary shares included in the private units [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	186,250
Full Over- Allotment [Member] | Ordinary shares included in the private units [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	186,250
Full Over- Allotment [Member] | Ordinary shares included in the private units [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	186,250
Full Over- Allotment [Member] | Ordinary shares included in the private units [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	186,250
Full Over- Allotment [Member] | Ordinary shares included in the private units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	186,250
Full Over- Allotment [Member] | Representative shares [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	172,500
Full Over- Allotment [Member] | Representative shares [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	172,500
Full Over- Allotment [Member] | Representative shares [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	172,500
Full Over- Allotment [Member] | Representative shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	172,500
Full Over- Allotment [Member] | Representative shares [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	172,500
Full Over- Allotment [Member] | Less: Ordinary shares subject to redemption [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares
Full Over- Allotment [Member] | Less: Ordinary shares subject to redemption [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(1,437,500)
Full Over- Allotment [Member] | Less: Ordinary shares subject to redemption [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(2,875,000)
Full Over- Allotment [Member] | Less: Ordinary shares subject to redemption [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(4,312,500)
Full Over- Allotment [Member] | Less: Ordinary shares subject to redemption [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment | shares	(5,253,729)